Operating Segment and Revenue Information (Tables)	12 Months Ended
Mar. 31, 2021
Operating Segments [Abstract]
Revenue from contracts with customers
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Sales of pharmaceutical products	¥2,026,273	¥3,204,152	¥3,105,376
Out-licensing and service income	70,951	87,036	92,436
Total	¥2,097,224	¥3,291,188	¥3,197,812
Revenue by Therapeutic Area and Product

	JPY (millions) For the Year Ended March 31

	2019	2020	2021
Gastroenterology:
ENTYVIO	¥269,199	¥347,196	¥429,281
TAKECAB-F (1)	58,241	72,713	84,822
GATTEX/REVESTIVE	12,753	61,812	64,564
DEXILANT	69,197	62,797	55,572
PANTOLOC/CONTROLOC (2)	61,629	49,463	43,120
ALOFISEL	45	373	784
Others	68,254	103,542	99,657
Total Gastroenterology	539,318	697,896	777,800
Rare Diseases:
Rare Metabolic:
ELAPRASE	15,083	67,924	68,786
REPLAGAL	11,437	51,253	51,764
VPRIV	8,688	38,013	38,518
NATPARA/NATPAR	7,094	13,635	3,552
Total Rare Metabolic	42,302	170,825	162,620
Rare Hematology:
ADVATE	32,099	157,856	128,535
ADYNOVATE/ADYNOVI	10,740	58,672	58,070
FEIBA	9,634	51,508	44,495
RECOMBINATE	2,769	17,089	13,389
Others	11,462	49,115	45,310
Total Rare Hematology	66,704	334,240	289,799
Hereditary Angioedema:
TAKHZYRO	9,729	68,271	86,718
FIRAZYR	6,416	32,662	26,824
Others	4,270	28,890	25,785
Total HAE (Hereditary Angioedema)	20,415	129,823	139,327
Total Rare Diseases	129,421	634,888	591,746

	JPY (millions) For the Year Ended March 31

PDT Immunology:
immunoglobulin	73,462	298,697	334,874
albumin	12,299	67,215	57,580
Others	7,718	28,253	27,935
Total PDT Immunology	93,479	394,165	420,389
Oncology:
VELCADE	127,869	118,321	101,112
LEUPLIN/ENANTONE	110,074	109,048	95,365
NINLARO	62,171	77,555	87,396
ADCETRIS	42,903	52,672	59,432
ICLUSIG	28,705	31,815	34,193
ALUNBRIG	5,199	7,237	8,806
Others	22,519	24,308	30,208
Total Oncology	399,440	420,956	416,512
Neuroscience:
VYVANSE/ELVANSE	49,354	274,077	271,531
TRINTELLIX	57,550	70,666	68,869
Others	47,766	93,777	76,897
Total Neuroscience	154,670	438,520	417,297
Other:
AZILVA-F (1)	70,762	76,749	82,205
NESINA/VIPIDIA-F (1)	54,789	57,958	57,670
LOTRIGA	30,856	31,752	31,765
Others (3)	624,489	538,304	402,428
Total Other	780,896	704,763	574,068
Total	¥2,097,224	¥3,291,188	¥3,197,812
(1) The figures include the amounts of fixed dose combinations and blister packs.
(2) Generic name: pantoprazole
(3) The figures include the revenue of Takeda Consumer Healthcare Company Limited, which was divested on March 31, 2021.

Geographic information	Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	Japan	United States	Europe and Canada	Russia/ CIS	Latin America	Asia	Other	Total
2019	¥571,016	¥828,985	¥405,641	¥59,741	¥88,115	¥105,411	¥38,315	¥2,097,224
2020	592,786	1,595,922	645,528	76,835	143,456	165,401	71,260	3,291,188
2021	559,748	1,567,931	666,177	57,560	121,638	156,240	68,518	3,197,812
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	Japan	United States	Switzerland	Other	Total
2020	¥385,709	¥6,533,733	¥1,484,238	¥1,240,046	¥9,643,726
2021	413,402	6,345,039	1,494,239	1,210,197	9,462,877

Contract balances	Contract Balances

	JPY (millions) As of March 31
	2020	2021
Receivables from contracts with customers
Trade receivables (Note 17)	¥670,708	¥707,487
Contract assets
Unbilled receivables	5,315	5,680
Contract liabilities
Deferred income (Note 24)	3,890	31,995
Advance payments	1,898	2,768

Transaction price allocated to the remaining performance obligations	Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2020	¥5,788	¥2,598	¥1,003	¥2,187
Contract liabilities as of March 31, 2021	34,763	31,788	2,263	712